Short-term bank loan (Additional Information) (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 10, 2019 HKD ($) item	Dec. 10, 2019 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 10, 2019 USD ($)	Nov. 30, 2018 USD ($)
Alpen Baruch Bank [Member]
Maximum borrowing amount					$ 0.2
Amount borrowed			$ 0.2
OCBC Wing Hang Bank Limited [Member]
Maximum borrowing amount	$ 50			$ 6.4
Amount borrowed	$ 50	$ 6.4
Number of equal monthly installments | item	300	300
OCBC Wing Hang Bank Limited [Member] | 3 Month HIBOR
Variable spread rate	1.80%	1.80%
Interest rate	4.23%	4.23%